Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Our Chief Executive Officer is our principal executive officer ("PEO"). The following table details, for our PEO and our other NEOs (“Non-PEO NEOs”) (on an average basis), total compensation as set forth in the Summary Compensation Table, "compensation actually paid" as determined under SEC rules, cumulative Total Shareholder Return ("TSR"), the cumulative TSR of our peer group, net income, and funds from operations ("FFO") per share, as adjusted, which we view as the most important financial performance measure that we use to link compensation to performance.

	Summary		Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based on:
Year	Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Table Total for Non-PEO NEOs (3)	Actually Paid to Non-PEO NEOs (2) (3)	Company TSR (4)	Peer Group TSR (4)	Net Income (in thousands)	FFO per share, as adjusted (5)
2025	$ 9,177,452	$ 5,297,246	$ 2,157,572	$ 1,232,559	$ 130.85	$ 126.71	$ 331,317	$ 2.58
2024	$ 8,001,409	$ 6,216,181	$ 2,284,674	$ 1,925,248	$ 148.00	$ 123.90	$ 391,885	$ 2.63
2023	$ 6,719,684	$ 9,345,910	$ 1,923,505	$ 2,397,883	$ 155.02	$ 118.09	$ 412,435	$ 2.68
2022	$ 7,288,676	$ 1,052,755	$ 2,117,791	$ 978,870	$ 128.65	$ 106.05	$ 292,472	$ 2.53
2021	$ 7,317,658	$ 22,342,427	$ 1,996,166	$ 4,704,567	$ 174.59	$ 141.30	$ 230,813	$ 2.11

(1)	Mr. Marr was our PEO for each of 2021, 2022, 2023, 2024 and 2025.

(2)	Amounts represent "compensation actually paid" for the relevant fiscal year, as determined under SEC rules and calculated per the adjustments detailed below. Our NEOs do not participate in a defined benefit plan. Dividends on unvested awards are included within "All Other Compensation" in the Summary Compensation Table. Therefore, no adjustments for pension benefits or dividends paid are included in the table below. The following table details the adjustments made to calculate "compensation actually paid":
Year	NEO Type	Summary Compensation Table Total	Subtract Equity Awards	Add Year-End Fair Value of Current Year Equity Awards (a)	Change in Value of Prior Equity Awards (a)	Change in Value of Equity Awards that Vested in Current Year (a)	Prior Equity Awards Forfeited (a)	Total Compensation Actually Paid
2025	PEO	$ 9,177,452	($ 5,519,962)	$ 3,836,410	($ 2,196,654)	—	—	$ 5,297,246
	Non-PEO	$ 2,157,572	($ 831,252)	$ 577,727	($ 330,186)	—	($ 341,302)	$ 1,232,559

(a)	For equity awards issued during the relevant year, represents the fair value of such awards as of the end of the year. For equity awards issued in prior years, represents the change in fair value of such awards as of the vesting date or the end of the year, as appropriate, compared to the fair value of such awards at the end of the prior year. For prior equity awards forfeited during the year, the amount represents the fair value of the forfeited award at the end of the prior fiscal year. The fair value of the restricted share awards was determined by the closing price of our common shares as of the end of each year. The fair values of option and performance unit awards were calculated using Black-Scholes and Monte Carlo values, respectively, as of the relevant dates, except in the case of the final results of the performance units, which were valued as the closing price of our common shares as of the end of the performance period multiplied by the final multiplier derived from the relative TSR results.

(3)	Messrs. Martin, Keaton and Foster were Non-PEO NEOs for each of 2021, 2022, 2023, 2024 and 2025. Additionally, Ms. Schulte was a Non-PEO NEO in 2023, 2024 and 2025.

(4)	TSR is determined based on an initial fixed investment of $100 on December 31, 2020, assuming dividend reinvestment. The TSR peer group consists of the FTSE NAREIT All Equity REIT Index, which is the peer group used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2025.

(5)	FFO as adjusted, per share is a non-GAAP financial measure. See Appendix A to this proxy statement for a reconciliation of FFO, as adjusted, to net income attributable to common shareholders.

Company Selected Measure Name	FFO per share, as adjusted
Named Executive Officers, Footnote
(1)	Mr. Marr was our PEO for each of 2021, 2022, 2023, 2024 and 2025.
(3)	Messrs. Martin, Keaton and Foster were Non-PEO NEOs for each of 2021, 2022, 2023, 2024 and 2025. Additionally, Ms. Schulte was a Non-PEO NEO in 2023, 2024 and 2025.

Peer Group Issuers, Footnote
(4)	TSR is determined based on an initial fixed investment of $100 on December 31, 2020, assuming dividend reinvestment. The TSR peer group consists of the FTSE NAREIT All Equity REIT Index, which is the peer group used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 9,177,452	$ 8,001,409	$ 6,719,684	$ 7,288,676	$ 7,317,658
PEO Actually Paid Compensation Amount	$ 5,297,246	6,216,181	9,345,910	1,052,755	22,342,427
Adjustment To PEO Compensation, Footnote
(2)	Amounts represent "compensation actually paid" for the relevant fiscal year, as determined under SEC rules and calculated per the adjustments detailed below. Our NEOs do not participate in a defined benefit plan. Dividends on unvested awards are included within "All Other Compensation" in the Summary Compensation Table. Therefore, no adjustments for pension benefits or dividends paid are included in the table below. The following table details the adjustments made to calculate "compensation actually paid":
Year	NEO Type	Summary Compensation Table Total	Subtract Equity Awards	Add Year-End Fair Value of Current Year Equity Awards (a)	Change in Value of Prior Equity Awards (a)	Change in Value of Equity Awards that Vested in Current Year (a)	Prior Equity Awards Forfeited (a)	Total Compensation Actually Paid
2025	PEO	$ 9,177,452	($ 5,519,962)	$ 3,836,410	($ 2,196,654)	—	—	$ 5,297,246
	Non-PEO	$ 2,157,572	($ 831,252)	$ 577,727	($ 330,186)	—	($ 341,302)	$ 1,232,559
(a)	For equity awards issued during the relevant year, represents the fair value of such awards as of the end of the year. For equity awards issued in prior years, represents the change in fair value of such awards as of the vesting date or the end of the year, as appropriate, compared to the fair value of such awards at the end of the prior year. For prior equity awards forfeited during the year, the amount represents the fair value of the forfeited award at the end of the prior fiscal year. The fair value of the restricted share awards was determined by the closing price of our common shares as of the end of each year. The fair values of option and performance unit awards were calculated using Black-Scholes and Monte Carlo values, respectively, as of the relevant dates, except in the case of the final results of the performance units, which were valued as the closing price of our common shares as of the end of the performance period multiplied by the final multiplier derived from the relative TSR results.

Non-PEO NEO Average Total Compensation Amount	$ 2,157,572	2,284,674	1,923,505	2,117,791	1,996,166
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,232,559	1,925,248	2,397,883	978,870	4,704,567
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts represent "compensation actually paid" for the relevant fiscal year, as determined under SEC rules and calculated per the adjustments detailed below. Our NEOs do not participate in a defined benefit plan. Dividends on unvested awards are included within "All Other Compensation" in the Summary Compensation Table. Therefore, no adjustments for pension benefits or dividends paid are included in the table below. The following table details the adjustments made to calculate "compensation actually paid":
Year	NEO Type	Summary Compensation Table Total	Subtract Equity Awards	Add Year-End Fair Value of Current Year Equity Awards (a)	Change in Value of Prior Equity Awards (a)	Change in Value of Equity Awards that Vested in Current Year (a)	Prior Equity Awards Forfeited (a)	Total Compensation Actually Paid
2025	PEO	$ 9,177,452	($ 5,519,962)	$ 3,836,410	($ 2,196,654)	—	—	$ 5,297,246
	Non-PEO	$ 2,157,572	($ 831,252)	$ 577,727	($ 330,186)	—	($ 341,302)	$ 1,232,559
(a)	For equity awards issued during the relevant year, represents the fair value of such awards as of the end of the year. For equity awards issued in prior years, represents the change in fair value of such awards as of the vesting date or the end of the year, as appropriate, compared to the fair value of such awards at the end of the prior year. For prior equity awards forfeited during the year, the amount represents the fair value of the forfeited award at the end of the prior fiscal year. The fair value of the restricted share awards was determined by the closing price of our common shares as of the end of each year. The fair values of option and performance unit awards were calculated using Black-Scholes and Monte Carlo values, respectively, as of the relevant dates, except in the case of the final results of the performance units, which were valued as the closing price of our common shares as of the end of the performance period multiplied by the final multiplier derived from the relative TSR results.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

The following are the most important financial performance measures that were used to link NEO “compensation actually paid” to company performance in 2025:

Most Important Financial Performance Measures
FFO, as adjusted per share (1)
Same-store NOI growth (1)
TSR relative to TSR of our peer group

(1)	See Appendix A to this proxy statement for a discussion of non-GAAP financial measures and reconciliations to the most directly comparable GAAP financial measures.

Total Shareholder Return Amount	$ 130.85	148	155.02	128.65	174.59
Peer Group Total Shareholder Return Amount	126.71	123.9	118.09	106.05	141.3
Net Income (Loss)	$ 331,317	$ 391,885	$ 412,435	$ 292,472	$ 230,813
Company Selected Measure Amount	2.58	2.63	2.68	2.53	2.11
PEO Name	Mr. Marr
Measure:: 1
Pay vs Performance Disclosure
Name	FFO, as adjusted per share
Non-GAAP Measure Description
(5)	FFO as adjusted, per share is a non-GAAP financial measure. See Appendix A to this proxy statement for a reconciliation of FFO, as adjusted, to net income attributable to common shareholders.

Measure:: 2
Pay vs Performance Disclosure
Name	Same-store NOI growth
Measure:: 3
Pay vs Performance Disclosure
Name	TSR relative to TSR of our peer group
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,519,962)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,836,410
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,196,654)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value of Prior Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(831,252)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	577,727
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,186)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value of Prior Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (341,302)